UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05785

MFS INVESTMENT GRADE MUNICIPAL TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: February 28, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS INVESTMENT MANAGEMENT

MFS® Investment Grade Municipal Trust

QUARTERLY REPORT

February 28, 2011

MFS Investment Grade Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/11

Issuer	Shares/Par	Value ($)
Municipal Bonds – 148.0%
Airport & Port Revenue – 0.5%
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.75%, 2035	$150,000	$138,380
Port Authority NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 2036	195,000	190,263
Port Authority NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 2042	225,000	217,852

		$546,495

General Obligations - General Purpose – 1.1%
Highlands Ranch, CO, Metropolitan District, AGM, 6.5%, 2011	$650,000	$661,115
Luzerne County, PA, AGM, 6.75%, 2023	370,000	404,425
State of California, 5.75%, 2019	70,000	71,299

		$1,136,839

General Obligations - Schools – 6.7%
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2031	$130,000	$37,608
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2032	235,000	62,660
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2033	470,000	115,286
Frenship, TX, Independent School District, AGM, 5%, 2033	1,000,000	1,005,590
Los Angeles, CA, Unified School District, “D”, 5%, 2034	95,000	91,002
Modesto, CA, High School District (Stanislaus County), Capital Appreciation, “A”, FGIC, 0%, 2019	1,350,000	870,170
Pomona, CA, Unified School District, “A”, NATL, 6.45%, 2022	1,000,000	1,108,290
San Lorenzo, CA, Unified School District, Alameda County, Election 2004, “B”, FGIC, 4.75%, 2037	640,000	578,214
St. Johns, MI, Public Schools, FGIC, 5.1%, 2025	1,000,000	1,144,590
West Contra Costa, CA, Unified School District, “B”, NATL, 6%, 2024	250,000	267,938
Will County, IL, School District (Channahon), AMBAC, 8.5%, 2015	1,400,000	1,741,558

		$7,022,906

Healthcare Revenue - Hospitals – 26.7%
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5.375%, 2040	$405,000	$262,347
Brunswick, GA, Hospital Authority Rev. (Glynn-Brunswick Memorial Hospital), 5.625%, 2034	165,000	159,677
California Health Facilities Financing Authority Rev. (Catholic Healthcare West), “I”, 4.95%, 2026 (b)	200,000	212,712
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 2039	195,000	186,590
California Health Facilities Financing Authority Rev. (Sutter Health), “B”, 5.875%, 2031	535,000	539,414
California Municipal Finance Authority Rev. (Eisenhower Medical Center), “A”, 5.75%, 2040	30,000	27,247
California Statewide Communities Development Authority Rev. (Children’s Hospital), 5%, 2047	575,000	436,690
California Statewide Communities Development Authority Rev. (Enloe Medical Center), CALHF, 5.75%, 2038	360,000	336,949
California Statewide Communities Development Authority Rev. (St. Joseph Health System), FGIC, 5.75%, 2047	255,000	238,481
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.75%, 2029	355,000	332,273
Gage County, NE, Hospital Authority No. 1, Health Care Facilities Rev. (Beatrice Community Hospital & Health Care Center), “B”, 6%, 2025	55,000	53,257
Gage County, NE, Hospital Authority No. 1, Health Care Facilities Rev. (Beatrice Community Hospital & Health Care Center), “B”, 6.5%, 2030	175,000	167,402

MFS Investment Grade Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Gage County, NE, Hospital Authority No. 1, Health Care Facilities Rev. (Beatrice Community Hospital & Health Care Center), “B”, 6.75%, 2035	$150,000	$144,617
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7%, 2027	205,000	221,740
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7.25%, 2035	250,000	271,193
Health Care Authority for Baptist Health, AL, “D”, 5%, 2021	850,000	798,856
Idaho Health Facilities Authority Rev. (St. Luke’s Regional Medical Center), 5%, 2035	85,000	81,868
Illinois Finance Authority Rev. (Children’s Memorial Hospital), “A”, ASSD GTY, 5.25%, 2047	540,000	493,630
Illinois Finance Authority Rev. (KishHealth Systems Obligated Group), 5.75%, 2028	380,000	373,388
Illinois Finance Authority Rev. (Provena Health), “A”, 7.75%, 2034	400,000	436,988
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 2025	460,000	458,008
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.875%, 2038	395,000	395,356
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Clarian Health), “A”, 5%, 2039	390,000	332,420
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Community Foundation of Northwest Indiana), 5.5%, 2037	705,000	619,498
Indiana Health & Educational Financing Authority Rev. (Community Foundation of Northwest Indiana), “A”, 6%, 2034	150,000	148,890
Johnson City, TN, Health & Educational Facilities Board Hospital Rev. (Mountain States Health Alliance), “A”, 5.5%, 2036	845,000	753,089
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.375%, 2024	255,000	263,469
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.625%, 2027	85,000	88,089
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	440,000	411,066
Lake County, OH, Hospital Facilities Rev. (Lake Hospital), “C”, 6%, 2043	265,000	248,933
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 2034	415,000	378,003
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	385,000	336,594
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2032	45,000	37,680
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2037	45,000	36,743
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System), “A”, 6.75%, 2039	175,000	190,050
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center), “A”, 5.5%, 2042	265,000	222,330
Maryland Health & Higher Educational Facilities Authority Rev. (Washington County Hospital), 6%, 2043	95,000	87,564
Massachusetts Health & Educational Facilities Authority Rev. (Boston Medical Center), 5.25%, 2038	110,000	90,588
Massachusetts Health & Educational Facilities Authority Rev. (Milford-Whitinsville Regional), “C”, 5.75%, 2013	270,000	270,170
Massachusetts Health & Educational Facilities Authority Rev. (Quincy Medical Center), “A”, 6.5%, 2038	165,000	136,556
Massachusetts Health & Educational Facilities Authority Rev. (South Shore Hospital), “F”, 5.75%, 2029	370,000	352,266
Miami-Dade County, FL, Health Facilities Authority, Hospital Rev. (Variety Children’s Hospital), “A”, 6.125%, 2042	195,000	190,603
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	445,000	436,287

MFS Investment Grade Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
New Hampshire Health & Education Facilities Authority Rev. (Catholic Medical Center), “A”, 6.125%, 2012 (c)	$440,000	$476,093
New Hampshire Health & Education Facilities Authority Rev. (Catholic Medical Center), “A”, 6.125%, 2032	60,000	57,886
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital at Conway), 5.25%, 2036	300,000	238,170
New Jersey Health Care Facilities, Financing Authority Rev. (St. Peter’s University Hospital), 5.75%, 2037	415,000	344,359
New York Dormitory Authority Rev. (North Shore Long Island Jewish Group), 5.5%, 2013 (c)	100,000	110,482
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.5%, 2030	165,000	176,161
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2035	100,000	104,774
Northampton County, PA, General Purpose Authority Hospital Rev. (St. Luke’s Hospital), “A”, 5.5%, 2035	100,000	88,835
Northampton County, PA, General Purpose Authority Hospital Rev. (St. Luke’s Hospital), “A”, 5.5%, 2040	115,000	100,397
Orange County, FL, Health Facilities Authority Hospital Rev. (Orlando Regional Healthcare), 5.75%, 2012 (c)	150,000	163,220
Orange County, FL, Health Facilities Authority, Hospital Rev. (Orlando Regional Healthcare), “C”, ETM, NATL, 6.25%, 2013 (c)	1,740,000	1,969,019
Palomar Pomerado Health Care District, CA, COP, 6.75%, 2039	340,000	340,180
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Health System), “A”, 6.625%, 2023	335,000	335,003
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Health System), “A”, 5.5%, 2030	395,000	347,501
Rhode Island Health & Educational Building Corp. Rev., Hospital Financing (Lifespan Obligated Group), 6.375%, 2012 (c)	435,000	461,561
Rhode Island Health & Educational Building Corp. Rev., Hospital Financing (Lifespan Obligated Group), “A”, ASSD GTY, 7%, 2039	855,000	922,263
Richmond, IN, Hospital Authority Rev. (Reid Hospital & Health Center Services), “A”, 6.625%, 2039	525,000	542,887
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	230,000	260,721
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.75%, 2038	555,000	539,438
Scottsdale, AZ, Industrial Development Authority, Hospital Rev. (Scottsdale Healthcare), “C”, ASSD GTY, 5%, 2035	140,000	128,932
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.75%, 2032	535,000	483,394
South Carolina Jobs & Economic Development Authority (Bon Secours - Venice Healthcare Corp.), 5.5%, 2023	390,000	392,036
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6%, 2029	105,000	102,063
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6.25%, 2039	155,000	149,825
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.375%, 2015	325,000	325,790
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.125%, 2036	1,000,000	792,490
St. Paul, MN, Housing & Redevelopment Authority Healthcare Facilities Rev. (Healthpartners Obligated Group), 5.25%, 2023	325,000	308,948
St. Paul, MN, Housing & Redevelopment Authority Healthcare Facilities Rev. (Healthpartners Obligated Group), 5.25%, 2036	615,000	522,276
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2026	1,365,000	1,269,150
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2036	135,000	110,944

MFS Investment Grade Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Sumner County, TN, Health, Educational & Housing Facilities Board Rev. (Sumner Regional Health Systems, Inc.), “A”, 5.5%, 2046 (a)	$1,000,000	$55,000
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.25%, 2032	265,000	211,157
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.375%, 2037	220,000	172,029
Upland, CA, COP (San Antonio Community Hospital), 6.5%, 2041	85,000	84,436
Washington Health Care Facilities Authority Rev. (Highline Medical Center), FHA, 6.25%, 2036	695,000	754,033
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), “A”, 6.25%, 2042	570,000	529,502
West Virginia Hospital Finance Authority, Hospital Rev. (Thomas Health System), 6.5%, 2038	285,000	255,907
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), 6.4%, 2033	175,000	177,258
Wisconsin Health & Educational Facilities Authority Rev. (Fort Healthcare, Inc. Project), 5.375%, 2018	385,000	382,825
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2032	195,000	199,085
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	100,000	103,966
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2034	695,000	582,375

		$27,931,942

Healthcare Revenue - Long Term Care – 8.3%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Casa de las Campanas), CALHF, 6%, 2037	$70,000	$66,364
Abilene, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement Systems, Inc.), “A”, 7%, 2033	500,000	417,200
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.125%, 2025	500,000	467,450
Capital Projects Finance Authority, FL (Glenridge on Palmer Ranch), “A”, 8%, 2012 (c)	500,000	550,900
Chartiers Valley, PA, Industrial & Commercial Development Authority Rev. (Friendship Village South), “A”, 5.25%, 2013	500,000	514,555
Chester County, PA, Industrial Development Authority Rev. (RHA Nursing Home), 8.5%, 2032	705,000	613,604
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.125%, 2029	570,000	572,576
Fulton County, GA, Residential Care Facilities, Elderly Authority Rev. (Canterbury Court), “A”, 6.125%, 2034	250,000	210,463
Hamden, CT, Facility Rev. (Whitney Center Project), “A”, 7.625%, 2030	35,000	35,915
Hamden, CT, Facility Rev. (Whitney Center Project), “A”, 7.75%, 2043	205,000	208,809
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 9%, 2044	115,000	127,641
Illinois Finance Authority Rev. (Hoosier Care, Inc.), “A”, 7.125%, 2034	415,000	358,979
Illinois Finance Authority Rev. (Smith Village), “A”, 6.25%, 2035	500,000	409,980
Illinois Health Facilities Authority Rev. (Lutheran Senior Ministries, Inc.), 7.375%, 2011 (c)	250,000	260,185
Illinois Health Facilities Authority Rev. (Smith Crossing), “A”, 7%, 2032	250,000	216,610
La Verne, CA, COP (Brethren Hillcrest Homes), “B”, 6.625%, 2025	350,000	333,337
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community), 6.25%, 2041	190,000	181,593
Massachusetts Development Finance Agency Rev. (Loomis Communities, Inc.), “A”, 5.625%, 2015	150,000	149,663

MFS Investment Grade Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.125%, 2028	$200,000	$168,644
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.25%, 2035	300,000	245,496
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.75%, 2025	310,000	279,288
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.875%, 2037	100,000	81,074
Savannah, GA, Economic Development Authority, First Mortgage (Marshes of Skidway), “A”, 7.4%, 2024	250,000	240,053
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Germantown Village), “A”, 7.25%, 2034	150,000	137,651
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Wesley Commons), 5.3%, 2036	250,000	183,343
St. John’s County, FL, Industrial Development Authority Rev. (Presbyterian Retirement), “A”, 6%, 2045	400,000	376,252
Suffolk County, NY, Industrial Development Agency, Civic Facilities Rev. (Gurwin Jewish Phase II), 6.7%, 2039	490,000	456,660
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village), 6.125%, 2029	40,000	37,807
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village), 6.375%, 2044	315,000	290,742
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Stayton at Museum Way), 8.25%, 2044	500,000	479,685

		$8,672,519

Healthcare Revenue - Other – 0.3%
Massachusetts Health & Educational Facilities Authority Rev. (Civic Investments, Inc.), “A”, 9%, 2012 (c)	$250,000	$281,608

Human Services – 0.2%
Massachusetts Development Finance Agency Rev. (Evergreen Center, Inc.), 5%, 2024	$250,000	$222,683

Industrial Revenue - Airlines – 0.4%
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 2029	$125,000	$140,136
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “B”, 9%, 2035	95,000	101,105
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 6.25%, 2029	105,000	98,127
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.5%, 2016	115,000	117,594

		$456,962

Industrial Revenue - Chemicals – 1.1%
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “B-2”, 4.95%, 2033	$590,000	$542,971
Michigan Strategic Fund Ltd. Obligation Rev. (Dow Chemical Co.), 6.25%, 2014	525,000	567,042

		$1,110,013

Industrial Revenue - Environmental Services – 0.7%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “B”, 5.25%, 2023 (b)	$135,000	$135,826
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A”, 5%, 2022	305,000	305,503
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “C”, 5.125%, 2023	335,000	336,196

		$777,525

MFS Investment Grade Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Other – 3.2%
California Statewide Communities, Development Authority Facilities (Microgy Holdings Project), 9%, 2038 (d)	$26,773	$1,539
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 8%, 2028	250,000	242,748
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 2023	315,000	294,068
Indianapolis, IN, Airport Authority Rev., Special Facilities (FedEx Corp.), 5.1%, 2017	250,000	264,510
Michigan Strategic Fund Ltd. Obligation Rev. (Michigan Sugar Co., Carrollton), 6.55%, 2025	250,000	204,658
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “B”, 6.875%, 2037	500,000	422,275
Pennsylvania Economic Development Financing Authority, Finance Authority Facilities Rev. (Amtrak), “A”, 6.25%, 2031	180,000	180,819
Toledo Lucas County, OH, Authority Port Rev., Facilities (CSX, Inc. Project), 6.45%, 2021	1,000,000	1,084,030
Tooele County, UT, Hazardous Waste Treatment Rev. (Union Pacific Corp.), 5.7%, 2026	680,000	680,095

		$3,374,742

Industrial Revenue - Paper – 1.3%
Camden, AL, Industrial Development Board Exempt Facilities Rev., “B” (Weyerhaeuser Co.), 6.375%, 2013 (c)	$275,000	$310,351
Effingham County, GA, Development Authority, Solid Waste Disposal Rev. (Fort James), 5.625%, 2018	225,000	218,351
Escambia County, FL, Environmental Improvement Rev. (International Paper Co.), “A”, 5.75%, 2027	250,000	236,408
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 2034	320,000	281,690
Sabine River Authority Rev., Louisiana Water Facilities (International Paper Co.), 6.2%, 2025	310,000	313,140

		$1,359,940

Miscellaneous Revenue - Entertainment & Tourism – 1.2%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6%, 2030	$200,000	$194,412
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6.25%, 2040	130,000	126,915
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6.375%, 2043	90,000	88,718
Cow Creek Band of Umpqua Tribe of Indians, OR, “C”, 5.625%, 2026 (n)	350,000	270,729
New York Liberty Development Corp. Rev. (National Sports Museum), “A”, 6.125%, 2019 (d)	220,000	2
New York, NY, City Industrial Development Agency Rev. (Queens Baseball Stadium), ASSD GTY, 6.125%, 2029	65,000	70,077
New York, NY, City Industrial Development Agency Rev. (Queens Baseball Stadium), ASSD GTY, 6.375%, 2039	45,000	47,502
New York, NY, City Industrial Development Agency Rev. (Queens Baseball Stadium), ASSD GTY, 6.5%, 2046	195,000	207,377
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.75%, 2022 (n)	250,000	238,213

		$1,243,945

Miscellaneous Revenue - Other – 2.9%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2017	$95,000	$96,037
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2019	190,000	186,405
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2020	155,000	149,057
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2024	90,000	80,955

MFS Investment Grade Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Miscellaneous Revenue - Other – continued
Cleveland-Cuyahoga County, OH, Port Authority Rev., 7%, 2040	$95,000	$94,054
Dallas, TX, Civic Center Convention Complex Rev., ASSD GTY, 5.25%, 2034	465,000	467,506
New Orleans, LA, Aviation Board Gulf Opportunity Zone CFC Rev. (Consolidated Rental Car), “A”, 6.25%, 2030	185,000	186,458
New York Liberty Development Corp., Liberty Rev. (One Bryant Park LLC), 6.375%, 2049	770,000	766,096
Oklahoma Industries Authority Rev. (Oklahoma Medical Research Foundation Project), 5.5%, 2029	600,000	604,266
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 2040	35,000	34,626
Summit County, OH, Port Authority Building Rev. (Seville Project), “A”, 5.1%, 2025	415,000	341,138
V Lakes Utility District, MS, Water Systems Rev., 7%, 2037	85,000	71,970

		$3,078,568

Multi-Family Housing Revenue – 3.7%
Broward County, FL, Housing Finance Authority Rev. (Chaves Lakes Apartments Ltd.), “A”, 7.5%, 2040	$500,000	$460,380
Capital Trust Agency, FL, Housing Rev. (Atlantic Housing Foundation), “B”, 7%, 2032 (q)	355,000	173,481
Charter Mac Equity Issuer Trust, FHLMC, 6.3%, 2019 (n)	500,000	523,930
District of Columbia Housing Finance Agency (Henson Ridge), “E”, FHA, 5.1%, 2037	500,000	469,710
Durham, NC, Durham Housing Authority Rev. (Magnolia Pointe Apartments), 5.65%, 2038 (b)	368,906	272,640
Minneapolis, MN, Student Housing Rev. (Riverton Community Housing Project), “A”, 5.7%, 2040	250,000	183,290
MuniMae TE Bond Subsidiary LLC, 5.5%, 2049 (b)(z)	1,000,000	620,640
Resolution Trust Corp., Pass-Through Certificates, “1993”, 8.5%, 2016 (z)	227,741	215,518
Tacoma, WA, Housing Authority Multi-Family Rev. (Redwood/Juniper, Pine Tree Harbor, & Conifer South), GNMA, 5.05%, 2037	1,040,000	937,425

		$3,857,014

Sales & Excise Tax Revenue – 3.0%
Bolingbrook, IL, Sales Tax Rev., 6.25%, 2024	$250,000	$152,640
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2029	350,000	385,277
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2032	375,000	303,128
Regional Transportation District, CO, Private Activity Rev. (Denver Transportation Partners), 6.5%, 2030	560,000	561,887
Regional Transportation District, CO, Private Activity Rev. (Denver Transportation Partners), 6%, 2034	480,000	446,203
Regional Transportation District, CO, Private Activity Rev. (Denver Transportation Partners), 6%, 2041	245,000	223,540
Tampa Bay, FL, Sports Authority Rev. (Sales Tax-Tampa Bay Arena), NATL, 5.75%, 2025	1,000,000	1,014,710

		$3,087,385

Single Family Housing - Local – 0.8%
Minneapolis & St. Paul Housing Authority Rev. (City Living), “A-2”, GNMA, 5%, 2038	$333,129	$305,996
Pittsburgh, PA, Urban Redevelopment Authority Rev., “C”, GNMA, 4.8%, 2028	500,000	478,070

		$784,066

Single Family Housing - State – 2.4%
California Housing Finance Agency Rev., “G”, 5.5%, 2042	$315,000	$314,814
Colorado Housing & Finance Authority, “A”, 5.5%, 2029	915,000	939,266
Colorado Housing & Finance Authority, “B-2”, 7.25%, 2031	30,000	30,540
Maine Housing Authority Mortgage, “A-2”, 4.95%, 2027	445,000	419,123
Montana Board Housing (Single Family Mortgage), “A”, 5%, 2036	705,000	640,098

MFS Investment Grade Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing - State – continued
North Dakota Housing Finance Agency Rev., “A”, 4.85%, 2021	$215,000	$214,123

		$2,557,964

Solid Waste Revenue – 1.9%
Delaware County, PA, Industrial Development Authority Rev. (American Ref-Fuel), “A”, 6.1%, 2013	$670,000	$670,389
Massachusetts Industrial Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 5.45%, 2012	1,250,000	1,253,063
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal
Rev. (Philadelphia Biosolids Facility), 6.25%, 2032	55,000	56,266

		$1,979,718

State & Agency - Other – 0.2%
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.25%, 2024	$100,000	$95,337
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.5%, 2037	100,000	90,771

		$186,108

State & Local Agencies – 18.1%
Berkeley County, SC, School District Installment Lease (Securing Assets for Education), 5%, 2028	$500,000	$501,740
Dorchester County, SC, School District No. 2, Growth Remedy Opportunity Tax Hike, 5.25%, 2029	250,000	256,550
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, 5%, 2045	420,000	333,841
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “B”, 5.5%, 2013 (c)	500,000	549,690
Guam Government Department of Education (John F. Kennedy High School), “A”, COP, 6.875%, 2040	65,000	62,184
Indiana Office Building Commission Correction Facilities Program Rev. (Women’s Prison), “B”, AMBAC, 6.25%, 2016	2,820,000	3,145,174
Lancaster, SC, Educational Assistance Program, Inc., School District Lancaster County Project, 5%, 2026	550,000	526,257
Laurens County, SC, School District No. 55, Installment Purchase Rev., 5.25%, 2030	350,000	340,330
Los Angeles County, CA, Schools (Regionalized Business Service Corp.), Pooled Financing, Capital Appreciation, “A”, AMBAC, 0%, 2021	2,135,000	1,112,527
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational
Facilities Board Rev. (Meharry Medical College), AMBAC, 6%, 2016	1,575,000	1,717,711
New York Dormitory Authority Rev. (City University) “A”, 5.75%, 2018	5,000,000	5,623,100
New York Urban Development Corp. Rev. (State Facilities), 5.6%, 2015	1,000,000	1,085,640
Newberry, SC, Investing in Children’s Education (Newberry County School District Program), 5%, 2030	350,000	321,360
Philadelphia, PA, Municipal Authority Rev., 6.5%, 2034	105,000	106,905
Riverside, MO, Tax Increment Rev. (L-385 Levee Project), 5.25%, 2020	500,000	508,175
St. Louis, MO, Industrial Development Authority Leasehold Rev. (Convention Center Hotel), Capital Appreciation, AMBAC, 0%, 2018	300,000	198,153
Utah Building Ownership Authority Lease Rev. (State Facilities Master Lease Program), “C”, AGM, 5.5%, 2019 (f)	1,750,000	2,007,355
West Virginia Building Commission, Lease Rev. (WV Regional Jail), “A”, AMBAC, 5.375%, 2018	500,000	521,630

		$18,918,322

Student Loan Revenue – 0.4%
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 2030	$390,000	$393,884

Tax - Other – 2.6%
Dallas County, TX, Flood Control District, 7.25%, 2032	$500,000	$512,395
New York, NY, Transitional Finance Authority Rev., “A”, 5%, 2026	1,960,000	2,023,426

MFS Investment Grade Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax - Other – continued
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 2037	$160,000	$163,325

		$2,699,146

Tax Assessment – 3.9%
Atlanta, GA, Tax Allocation (Eastside Project), “A”, 5.625%, 2016	$245,000	$252,894
Celebration Community Development District, FL, “A”, 6.4%, 2034	220,000	217,100
Chicago, IL, Tax Increment Allocation (Pilsen Redevelopment), “B”, 6.75%, 2022	610,000	602,741
Du Page County, IL, Special Service Area (Monarch Landing Project), 5.4%, 2016	160,000	153,712
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 2038	130,000	102,337
Huntington Beach, CA, Community Facilities District, Special Tax (Grand Coast Resort), “2000-1”, 6.45%, 2031	300,000	291,378
Lincoln, CA, Special Tax (Community Facilities District ), “2003-1”, 5.55%, 2013 (c)	445,000	503,322
Lincolnshire, IL, Special Service Area No. 1 (Sedgebrook Project), 6.25%, 2034	225,000	192,872
Magnolia Park Community Development District, FL, Special Assessment, “A”, 6.15%, 2039	180,000	143,089
Plano, IL, Special Service Area No. 4 (Lakewood Springs Project Unit 5-B), 6%, 2035	729,000	614,481
Seven Oaks, FL, Community Development District II Special Assessment Rev., “A”, 5.875%, 2035	455,000	304,104
Tolomato Community Development District, FL, Special Assessment, 6.65%, 2040	100,000	69,115
Volo Village, IL, Special Service Area No. 3, Special Tax (Symphony Meadows Project), “1”, 6%, 2036	249,000	174,449
West Villages Improvement District, FL, Special Assessment Rev. (Unit of Development No. 3), 5.5%, 2037	480,000	223,181
Westridge, FL, Community Development District, Capital Improvement Rev., 5.8%, 2037 (d)	480,000	182,400

		$4,027,175

Tobacco – 5.1%
Badger, WI, Tobacco Asset Securitization Corp., 6.375%, 2012 (c)	$250,000	$267,838
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	1,780,000	1,329,607
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 6.25%, 2013 (c)	555,000	600,815
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	425,000	284,780
Inland Empire, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, Capital Appreciation, “C-1”, 0%, 2036	250,000	16,628
Louisiana Tobacco Settlement Authority Rev., “2001-B”, 5.875%, 2039	300,000	271,233
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	1,610,000	964,841
Railsplitter Tobacco Settlement Authority, IL, 5.5%, 2023	150,000	143,295
Railsplitter Tobacco Settlement Authority, IL, 6%, 2028	1,050,000	1,021,335
Washington Tobacco Settlement Authority Rev., 6.625%, 2032	460,000	449,443

		$5,349,815

Toll Roads – 3.7%
North Texas Tollway Authority Rev., 6%, 2038	$620,000	$624,055
Northwest Parkway, CO, Public Highway Authority (First Tier), “D”, 7.125%, 2011 (c)	490,000	509,090
Pennsylvania Turnpike Commission, Capital Appreciation, “C”, AGM, 0% to 2016, 6.25% to 2033	1,180,000	907,231
San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Rev., Capital
Appreciation, “A”, NATL, 0%, 2015	2,000,000	1,572,920
Texas Private Activity Bond, Surface Transportation Corp., 7%, 2040	255,000	258,272

		$3,871,568

Transportation - Special Tax – 1.4%
Mid-Bay Bridge Authority, FL, Springing Lien Rev., “A”, 7.25%, 2040	$175,000	$174,984

MFS Investment Grade Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Transportation - Special Tax – continued
Regional Transportation Authority, IL, “C”, FGIC, 7.75%, 2020	$1,000,000	$1,262,390

		$1,437,374

Universities - Colleges – 26.6%
Anderson, IN, Economic Development Rev. (Anderson University Project), 5%, 2028	$225,000	$181,442
California Educational Facilities Authority Rev. (California Lutheran University), 5.75%, 2038	350,000	323,659
California Educational Facilities Authority Rev. (Claremont Graduate University), “A”, 5%, 2042	530,000	435,459
California Educational Facilities Authority Rev. (University of San Francisco), 6.125%, 2036	75,000	76,127
California Educational Facilities Authority Rev. (University of Southern California), “A”, 5.25%, 2038	535,000	539,970
California Municipal Finance Authority Rev. (Biola University), 5.8%, 2028	100,000	99,017
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.25%, 2040	70,000	66,402
District of Columbia Rev. (Georgetown University), Capital Appreciation, BHAC, 0% to 2018, 5% to 2040	1,430,000	806,306
Douglas County, NE, Educational Facilities Rev. (Creighton University), “A”, 5.875%, 2040	645,000	647,928
Grand Valley, MI, State University Rev., 5.5%, 2027	115,000	118,991
Grand Valley, MI, State University Rev., 5.625%, 2029	55,000	56,583
Harris County, TX, Cultural Education Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 2032	490,000	445,675
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2031	335,000	252,443
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2036	335,000	240,349
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 2029	545,000	530,034
Illinois Finance Authority Rev. (Roosevelt University Project), 6.5%, 2039	125,000	121,693
Lubbock, TX, Educational Facilities Authority Rev. (Lubbock Christian University), 5.125%, 2027	285,000	253,428
Lubbock, TX, Educational Facilities Authority Rev. (Lubbock Christian University), 5.25%, 2037	255,000	213,863
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 2030	100,000	93,200
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 2039	100,000	91,116
Massachusetts Development Finance Agency Rev. (Simmons College), SYNCORA, 5.25%, 2026	125,000	119,485
Massachusetts Development Finance Agency Rev. (Western New England College), 6.125%, 2012 (c)	315,000	345,590
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), “I”, 8%, 2029	225,000	248,722
Massachusetts Health & Educational Facilities Authority Rev. (Springfield College), 5.625%, 2040	90,000	82,901
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 6.25%, 2030	415,000	421,408
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 5.75%, 2039	370,000	355,008
Miami-Dade County, FL, Educational Facilities Authority Rev. (University of Miami), “A”, 5.75%, 2028	125,000	126,086
Michigan Higher Education Facilities Authority Rev. (College for Creative Studies), 6.125%, 2037	475,000	449,051
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 7.5%, 2032	460,000	500,871
New York Dormitory Authority Rev. (Columbia University), 5%, 2038 (u)	15,000,000	15,256,650
Pennsylvania Higher Educational Facilities Authority Rev. (Lasalle University), “A”, 5.25%, 2027	45,000	41,711
San Leanna, TX, Educational Facilities Corp., Higher Education Rev. (St. Edwards University), 5.125%, 2036	115,000	95,748

MFS Investment Grade Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Tulsa, OK, Industrial Authority Rev. (University of Tulsa), 6%, 2027	$535,000	$578,512
University of Minnesota, “A”, ETM, 5.75%, 2014 (c)	500,000	574,695
University of Minnesota, “A”, ETM, 5.5%, 2021 (c)	2,000,000	2,322,360
University of Southern Indiana Rev. (Student Fee), “J”, ASSD GTY, 5.75%, 2028	210,000	223,732
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.25%, 2032	190,000	195,107
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.375%, 2036	65,000	66,130
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.875%, 2034	225,000	215,183

		$27,812,635

Universities - Dormitories – 1.2%
Bowling Green, OH, Student Housing Rev. (State University Project), 6%, 2045	$285,000	$260,427
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	500,000	399,235
California Statewide Communities Development Authority Rev. (Student Housing, SUCI East Campus), 6%, 2040	220,000	209,803
Maryland Economic Development Corp. Student Housing (University of Maryland - College Park), 5.875%, 2043	130,000	122,233
Pennsylvania Higher Education Facilities Authority Rev. (East Stroudsburg University), 5%, 2042	200,000	158,496
Pennsylvania Higher Education Facilities Authority Rev. (Edinboro University Foundation), 5.8%, 2030	65,000	62,300
Pennsylvania Higher Education Facilities Authority Rev. (Edinboro University Foundation), 6%, 2043	85,000	81,263

		$1,293,757

Universities - Secondary Schools – 0.9%
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.125%, 2040	$100,000	$87,756
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.25%, 2045	70,000	61,786
Colorado Educational & Cultural Facilities Authority Rev. (Academy of Charter Schools Project), 5.625%, 2040	230,000	215,471
La Vernia, TX, Higher Education Finance Corp. Rev. (KIPP, Inc.), “A”, 6.25%, 2039	150,000	147,836
La Vernia, TX, Higher Education Finance Corp., Education Rev. (Lifeschool of Dallas), “A”, 7.5%, 2041	385,000	383,602

		$896,451

Utilities - Cogeneration – 1.0%
Pennsylvania Economic Development Financing Authority Rev., Resource Recovery Rev. (Colver), “G”, 5.125%, 2015	$275,000	$271,059
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Central Facilities (Cogeneration Facilities - AES Puerto Rico Project), 6.625%, 2026	320,000	320,954
Suffolk County, NY, Industrial Development Agency Rev. (Nissequoque Cogeneration Partners Facilities), 5.5%, 2023	550,000	485,122

		$1,077,135

Utilities - Investor Owned – 10.9%
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “C”, 5.75%, 2036 (b)	$65,000	$60,601
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “C”, 6.75%, 2038	270,000	91,824
Chula Vista, CA, Industrial Development Rev. (San Diego Gas), 5.875%, 2034	195,000	201,735
Clark County, NV, Industrial Development Rev. (Southwest Gas Corp. Project), “E”, 5.8%, 2038 (b)	250,000	258,788
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “D”, 5.9%, 2040	400,000	383,844
Hawaii Department of Budget & Finance Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), 6.5%, 2039	410,000	412,304

MFS Investment Grade Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Investor Owned – continued
Maricopa County, AZ, Pollution Control Corp., Pollution Control Rev. (Arizona Public Service Co.), “D”, 6%, 2029 (b)	$195,000	$210,003
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 2042 (b)	70,000	72,435
Matagorda County, TX, Navigation District 1 (Houston Lighting.), AMBAC, 5.125%, 2028	2,000,000	1,749,540
Michigan Strategic Fund, Ltd. Obligation Rev. (Detroit Edison), “A”, NATL, 5.55%, 2029	3,000,000	3,015,510
Mississippi Business Finance Corp., Pollution Control Rev. (Systems Energy Resources Project), 5.875%, 2022	1,000,000	975,740
New Hampshire Business Finance Authority, Pollution Control Rev. (Public Service of New Hampshire), “B”, NATL, 4.75%, 2021	250,000	245,638
Pennsylvania Economic Development Financing Authority (Allegheny Energy Supply Co. LLC), 7%, 2039	495,000	519,839
Petersburg, IN, Pollution Control Rev. (Indianapolis Power & Light), NATL, 5.4%, 2017	2,500,000	2,685,875
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.), 5.75%, 2029	485,000	480,640

		$11,364,316

Utilities - Other – 3.6%
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 2026	$120,000	$116,225
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 2028	250,000	231,855
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 2018	190,000	200,598
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 2038	425,000	440,003
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2032	795,000	677,555
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2037	790,000	662,692
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2017	180,000	181,476
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	205,000	200,334
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2023	300,000	292,230
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	610,000	578,195
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2025	185,000	175,241

		$3,756,404

Water & Sewer Utility Revenue – 2.0%
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 2022	$290,000	$325,093
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2038	505,000	473,473
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	195,000	181,011
Detroit, MI, Sewer Disposal System Rev., “B”, AGM, 7.5%, 2033	410,000	480,303
Massachusetts Water Resources Authority, “B”, AGM, 5.25%, 2029	600,000	660,666

		$2,120,546

Total Municipal Bonds		$154,687,470

Money Market Funds (v) – 4.5%
MFS Institutional Money Market Portfolio, 0.2%, at Net Asset Value	4,679,360	$4,679,360

Total Investments		$159,366,830

Other Assets, Less Liabilities – (5.9)%		(6,120,913)

Preferred shares (Issued by the Fund) – (46.6)%		(48,750,000)

Net assets applicable to common shares – 100.0%		$104,495,917

(a)	Non-income producing security.
(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(d)	Non-income producing security - in default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,032,872 representing 1.0% of net assets applicable to common shares.

MFS Investment Grade Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/11 - continued

(q)	Interest received was less than stated coupon rate.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
MuniMae TE Bond Subsidiary LLC, 5.5%, 2049	11/02/05	$1,000,000	$620,640
Resolution Trust Corp., Pass-Through Certificates, “1993”, 8.5%, 2016	8/27/93	229,885	215,518

Total Restricted Securities			$836,158
% of net assets applicable to common shares			0.8%

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
LOC	Letter of Credit

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CALHF	California Housing Finance Agency
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Investment Grade Municipal Trust

Supplemental Information (Unaudited) 2/28/11

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures. The following is a summary of the levels used as of February 28, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	154,687,470	—	154,687,470
Mutual Funds	4,679,360	—	—	4,679,360

Total Investments	$4,679,360	$154,687,470	$—	$159,366,830

Other Financial Instruments
Futures	$(39,357)	$—	$—	$(39,357)

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$152,255,905

Gross unrealized appreciation	$5,753,981
Gross unrealized depreciation	(6,143,056)

Net unrealized appreciation (depreciation)	$(389,075)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

MFS Investment Grade Municipal Trust

Supplemental Information (Unaudited) 2/28/11 - continued

(3) Derivative Contracts at 2/28/11

Futures Contracts Outstanding at 2/28/11

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	90	10,714,219	June-2011	(23,518)
U.S. Treasury Bond 30 yr (Short)	USD	41	4,934,094	June-2011	(15,839)

					$(39,357)

At February 28, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,908,017	11,600,008	(8,828,665)	4,679,360

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,929	$4,679,360

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS INVESTMENT GRADE MUNICIPAL TRUST

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President

Date: April 15, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President (Principal Executive Officer)

Date: April 15, 2011

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 15, 2011

*	Print name and title of each signing officer under his or her signature.